Pay vs Performance Disclosure	12 Months Ended
	Jul. 31, 2023 USD ($) $ / shares	Jul. 31, 2022 USD ($) $ / shares	Jul. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO (1) ($)	Compensation Actually Paid to CEO (2) ($)	Average Summary Compensation Table Total for Non-CEO NEOs (3) ($)	Average Compensation Actually Paid to Non-CEO NEOs (4) ($)	Company Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income (millions) ($)	Diluted Earnings Per Share-Incentive ($)
2023	7,181,607	8,320,148	1,815,331	2,019,784	136	155	359	3.07
2022	7,043,946	7,132,301	1,828,256	1,688,098	116	124	333	2.70
2021	6,878,950	9,313,435	1,774,558	2,730,986	139	144	287	2.31

Company Selected Measure Name	Company Diluted EPS
Named Executive Officers, Footnote	The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Carpenter, our Chairman, President and Chief Executive Officer for each corresponding year in the “Total” column of the Summary Compensation Table (“SCT”).
The non-CEO NEOs included in average compensation are named below by year.

2023	2022	2021
Scott J. Robinson	Scott J. Robinson	Scott J. Robinson
Thomas R. Scalf	Thomas R. Scalf	Thomas R. Scalf
Richard B. Lewis	Jeffrey E. Spethmann	Jeffrey E. Spethmann
Amy C. Becker	Richard B. Lewis	Amy C. Becker
Wim Vermeersch

PEO Total Compensation Amount	$ 7,181,607	$ 7,043,946	$ 6,878,950
PEO Actually Paid Compensation Amount	$ 8,320,148	7,132,301	9,313,435
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in this column represent the amount of “Compensation Actually Paid” to Mr. Carpenter as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Carpenter during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Carpenter’s total compensation for each year to determine the compensation actually paid:

Adjustments to Determine Compensation Actually Paid for CEO	2023 ($)	2022 ($)	2021 ($)
Deduction for Amounts Reports under the "Stock Awards" Column in the SCT	(2,300,228)	(2,049,300)	(1,902,278)
Deduction for Amounts Reports under the "Option Awards" Column in the SCT	(2,299,764)	(2,050,553)	(1,899,421)
Increase for Fair Value of Equity Awards Granted During Year that Remain Unvested as of Year End	2,692,266	2,671,205	4,797,584
Increase/Deduction for Change in Fair Value from Prior Year End to Current Year End of Equity Awards Granted Prior to Year that Were Unvested as of Year End	257,302	(366,216)	508,158
Increase/Deduction for Change in Fair Value from Prior Year End to Current Year End of Equity Awards Granted Prior to Year that Vested During Year	543,009	(167,334)	(949,881)
Increase for Grant Date Fair Value of Option Awards Granted During Year That Vested During Year*	2,299,764	2,050,553	1,899,421
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” Column of the SCT**	(53,808)	—	(19,098)
Total	1,138,541	88,355	2,434,485
* Stock option awards were considered vested when retirement eligibility requirements were satisfied for awards with continued vesting post-                retirement.
** The Company's pension plans are frozen; therefore, the service cost for each year was $0.

Non-PEO NEO Average Total Compensation Amount	$ 1,815,331	1,828,256	1,774,558
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,019,784	1,688,098	2,730,986
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Carpenter), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Carpenter) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Carpenter) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Adjustments to Determine Compensation Actually Paid for Non-CEO NEOs	2023 ($)	2022 ($)	2021 ($)
Deduction for Amounts Reports under the "Stock Awards" Column in the SCT	(356,230)	(406,890)	(370,783)
Deduction for Amounts Reports under the "Option Awards" Column in the SCT	(354,883)	(405,839)	(371,759)
Increase for Fair Value of Equity Awards Granted During Year that Remain Unvested as of Year End	530,069	603,424	1,210,832
Increase/Deduction for Change in Fair Value from Prior Year End to Current Year End of Equity Awards Granted Prior to Year that Were Unvested as of Year End	72,543	(109,230)	215,231
Increase/Deduction for Change in Fair Value from Prior Year End to Current Year End of Equity Awards Granted Prior to Year that Vested During Year	74,857	(144,982)	(98,744)
Increase for Grant Date Fair Value of Option Awards Granted During Year That Vested During Year*	279,877	323,359	372,969
Deduction for Fair Value of Equity Awards Granted in Prior Fiscal Years that Failed to Vest.	(36,932)	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” Column of the SCT**	(4,848)	—	(2,106)
Increase for Dividends Paid on Unvested Awards	—	—	788
Total	204,453	(140,158)	956,428
* Stock option awards were considered vested when retirement eligibility requirements were satisfied for awards with continued vesting post-retirement.
** The Company's pension plans are frozen; therefore, the service cost for each year was $0.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Diluted Earnings Per Share - Incentive
Net Sales
Return on Investment ("ROI")

Total Shareholder Return Amount	$ 136	116	139
Peer Group Total Shareholder Return Amount	155	124	144
Net Income (Loss)	$ 359,000,000	$ 333,000,000	$ 287,000,000
Company Selected Measure Amount | $ / shares	3.07	2.70	2.31
PEO Name	Mr. Carpenter
Additional 402(v) Disclosure	The dollar amounts reported in this column represent the average of the amounts reported for the Company's NEOs as a group (excluding Mr. Carpenter) in the “Total” column of the SCT in each applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	Diluted Earnings Per Share - Incentive
Measure:: 2
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Investment ("ROI")
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,138,541	$ 88,355	$ 2,434,485
PEO | Equity Awards Change In Amount Reported As Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,300,228)	(2,049,300)	(1,902,278)
PEO | Equity Awards Change In Amount Reported As Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,299,764)	(2,050,553)	(1,899,421)
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,692,266	2,671,205	4,797,584
PEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	257,302	(366,216)	508,158
PEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	543,009	(167,334)	(949,881)
PEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,299,764	2,050,553	1,899,421
PEO | Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(53,808)	0	(19,098)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	204,453	(140,158)	956,428
Non-PEO NEO | Equity Awards Change In Amount Reported As Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(356,230)	(406,890)	(370,783)
Non-PEO NEO | Equity Awards Change In Amount Reported As Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(354,883)	(405,839)	(371,759)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	530,069	603,424	1,210,832
Non-PEO NEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	72,543	(109,230)	215,231
Non-PEO NEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	74,857	(144,982)	(98,744)
Non-PEO NEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	279,877	323,359	372,969
Non-PEO NEO | Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,848)	0	(2,106)
Non-PEO NEO | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(36,932)	0	0
Non-PEO NEO | Equity Awards Dividends Paid On Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 788